PORTFOLIO OF INVESTMENTS
Columbia Emerging Markets Consumer ETF
December 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Common Stocks - 94 .1%
Issuer Shares Value ($)
Brazil - 6.4%
Lojas Renner SA 467,989 6,536,978
Petrobras Distribuidora SA 424,900 3,176,161
Raia Drogasil SA 153,581 4,262,258
TIM Participacoes SA 470,016 1,830,897
Total 15,806,294
Chile - 1.0%
Cencosud SA 683,233 899,529
S.A.C.I. Falabella 369,404 1,592,178
Total 2,491,707
China - 45.2%
58.com, Inc. ADR
(a)
28,138 1,821,373
Alibaba Group Holding, Ltd. ADR
(a)
57,504 12,196,598
ANTA Sports Products, Ltd. 311,883 2,791,889
Autohome, Inc. ADR
(a)
17,259 1,380,893
Baidu, Inc. ADR
(a)
83,367 10,537,589
BYD Co., Ltd. Class H 186,193 928,360
China Mengniu Dairy Co., Ltd.
(a)
824,553 3,333,430
China Mobile, Ltd. 1,529,528 12,857,630
China Resources Beer Holdings Co., Ltd. 413,104 2,285,067
China Telecom Corp., Ltd. Class H 4,214,794 1,736,375
China Tower Corp. Ltd. Class H
(b)
13,464,599 2,972,241
China Unicom Hong Kong, Ltd. 1,765,698 1,663,316
Dongfeng Motor Group Co., Ltd. Class H 754,753 710,021
Geely Automobile Holdings, Ltd. 1,555,466 3,042,340
Guangzhou Automobile Group Co., Ltd.
Class H 856,259 1,065,955
Hengan International Group Co., Ltd. 213,181 1,518,461
JD.com, Inc. ADR
(a)
265,163 9,341,692
NetEase, Inc. ADR 20,986 6,435,147
New Oriental Education & Technology Group,
Inc. ADR
(a)
36,088 4,375,670
TAL Education Group ADR
(a)
117,034 5,641,039
Tencent Holdings, Ltd. 270,367 13,032,912
Trip.com Group Ltd. ADR
(a)
124,172 4,164,729
Want Want China Holdings, Ltd. 1,923,053 1,796,738
Yum China Holdings, Inc. 114,170 5,481,302
Total 111,110,767
Hong Kong - 0.5%
Haier Electronics Group Co., Ltd. 366,381 1,144,970
India - 11.8%
Hero MotoCorp, Ltd. 57,561 1,970,132
Hindustan Unilever, Ltd. 414,826 11,175,835
ITC, Ltd. 1,719,018 5,724,589
Mahindra & Mahindra, Ltd. 358,052 2,666,398
Maruti Suzuki India, Ltd. 71,080 7,337,821
Total 28,874,775
Indonesia - 2.7%
PT Astra International Tbk 4,846,680 2,417,667
PT Telekomunikasi Indonesia Persero Tbk 11,385,313 3,255,876
PT Unilever Indonesia Tbk 274,038 829,072
Total 6,502,615
Mexico - 2.9%
Coca-Cola Femsa SAB de CV 92,000 559,678
Fomento Economico Mexicano SAB de CV
Series UBD 325,570 3,080,364
Grupo Televisa SAB Series CPO 443,195 1,041,335
Wal-Mart de Mexico SAB de CV 887,017 2,543,527
Total 7,224,904
Russia - 4.6%
Magnit PJSC GDR 221,813 2,673,956
Common Stocks (continued)
Issuer Shares Value ($)
X5 Retail Group NV GDR 65,493 2,259,508
Yandex NV Class A
(a)
145,778 6,339,885
Total 11,273,349
South Africa - 3.7%
Shoprite Holdings, Ltd. 420,786 3,789,135
Vodacom Group, Ltd. 644,916 5,317,611
Total 9,106,746
Taiwan - 11.1%
Chunghwa Telecom Co., Ltd. 2,236,036 8,205,089
Hotai Motor Co., Ltd. 208,958 4,760,927
President Chain Store Corp. 330,243 3,349,030
Taiwan Mobile Co., Ltd. 958,815 3,582,323
Uni-President Enterprises Corp. 3,008,215 7,446,027
Total 27,343,396
Thailand - 3.2%
Advanced Info Service PCL 345,700 2,458,260
CP ALL PCL 1,421,805 3,429,467
Thai Beverage PCL 3,001,144 1,986,404
Total 7,874,131
United Arab Emirates - 1.0%
Emirates Telecommunications Group Co.
PJSC 571,712 2,546,373
Total Common Stocks
(Cost: $ 226,419,466 ) 231,300,027
Exchange-Traded Equity Funds 3 .5%
Issuer Shares Value ($)
United States  3.5%
iShares MSCI Saudi Arabia ETF 280,601 8,676,183
Total Exchange-Traded Equity Funds
(Cost $8,709,855) 8,676,183
Preferred Stocks - 2 .2%
Issuer Shares Value ($)
Brazil - 2.2%
Cia Brasileira de Distribuicao Preference
Shares 92,034 2,005,315
Telefonica Brasil SA Preference Shares 243,629 3,511,474
Total 5,516,789
Total Preferred Stocks
(Cost: $ 5,313,299 ) 5,516,789
Money Market Funds - 0 .2%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 1.434%
(c)
424,400 424,400
Total Money Market Funds
(Cost $424,400) 424,400
Total Investments in Securities
(Cost: $240,867,020) 245,917,399
Other Assets & Liabilities, Net 4,527
Net Assets 245,921,926

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Emerging Markets Consumer ETF
December 31, 2019 (Unaudited)
2 |
Notes to Portfolio of Investments
Abbreviation Legend
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule
144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At December 31,
2019, the net value of these securities amounted to $2,972,241 which represents 1.21% of net assets.
(c) The rate shown is the seven-day current annualized yield at December 31, 2019.
ADR American Depositary Receipts
ETF Exchange Traded Fund
GDR Global Depositary Receipts
PJSC Private Joint Stock Company
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.